CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash Flows from Operating Activities:
Net income	¥ 458,328	¥ 351,635	¥ 338,587
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	404,791	399,527	364,242
Principal payments received under net investment in leases	505,410	495,717	475,730
Provision for credit losses	34,017	18,723	20,968
Equity in net income of equity method investments	(123,872)	(57,182)	(36,774)
Gains on sales of subsidiaries and equity method investments and liquidation losses, net	(111,311)	(87,705)	(72,488)
Bargain purchase gain	0	(3,750)	0
(Gains) Losses on sales of securities other than trading	(679)	6,772	(3,943)
Gains on sales of operating lease assets	(70,115)	(76,633)	(53,441)
Write-downs of long-lived assets	16,242	25,933	1,724
Write-downs of securities	1,664	554	315
Deferred tax provision	90,387	23,346	20,000
(Increase) Decrease in trading securities	(6,564)	28,487	(8,041)
Increase in inventories	(39,823)	(9,839)	(58,126)
(Increase) Decrease in trade notes, accounts and other receivable	4,556	(2,641)	5,235
Increase (Decrease) in trade notes, accounts and other payable	1,065	(3,910)	(4,427)
Increase in policy liabilities and policy account balances	395,623	268,258	186,193
Increase (Decrease) in income taxes payable	25,872	(9,232)	107,881
Other, net	(216,024)	(67,867)	(40,233)
Net cash provided by operating activities	1,369,567	1,300,193	1,243,402
Cash Flows from Investing Activities:
Purchases of lease equipment	(1,257,360)	(1,288,608)	(1,124,207)
Originations of installment loans	(1,639,829)	(1,506,006)	(1,429,738)
Principal collected on installment loans	1,498,876	1,302,302	1,356,586
Proceeds from sales of operating lease assets	352,491	373,804	262,724
Investments in equity method investees, net	(30,922)	(64,985)	(166,640)
Proceeds from sales of equity method investments	131,813	95,789	23,967
Purchases of available-for-sale debt securities	(539,889)	(700,403)	(570,241)
Proceeds from sales of available-for-sale debt securities	341,633	289,170	197,640
Proceeds from redemption of available-for-sale debt securities	161,241	257,338	47,280
Purchases of equity securities other than trading	(98,026)	(76,767)	(57,819)
Proceeds from sales of equity securities other than trading	141,753	31,594	54,728
Purchases of property under facility operations	(75,075)	(69,064)	(76,667)
Acquisitions of subsidiaries, net of cash acquired	(129,036)	(89,871)	(42,486)
Sales of subsidiaries, net of cash disposed	39,696	111,043	139,525
Other, net	(12,037)	24,969	12,545
Net cash used in investing activities	(1,114,671)	(1,309,695)	(1,372,803)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	55,427	(98,621)	10,751
Proceeds from debt with maturities longer than three months	1,210,761	1,549,750	1,218,867
Repayment of debt with maturities longer than three months	(1,217,574)	(1,368,479)	(1,177,803)
Net increase (decrease) in deposits due to customers	175,554	204,034	(1,572)
Cash dividends paid to ORIX Corporation Shareholders	(170,803)	(135,590)	(99,900)
Acquisition of treasury stock	(150,002)	(53,518)	(50,001)
Contribution from noncontrolling interests	1,350	3,577	15,621
Purchases of shares of subsidiaries from noncontrolling interests	(585)	(521)	(108)
Net increase (decrease) in call money	(55,000)	50,000	0
Other, net	(9,663)	(1,310)	(1,332)
Net cash provided by (used in) financing activities	(160,535)	149,322	(85,477)
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	34,755	(3,144)	33,277
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	129,116	136,676	(181,601)
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	1,321,983	1,185,307	1,366,908
Cash, Cash Equivalents and Restricted Cash at End of Year	¥ 1,451,099	¥ 1,321,983	¥ 1,185,307